Segment Reporting - Information about Operations in Different Segments (Detail) - USD ($) $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2017	[1]	Sep. 30, 2017	[2]	Jun. 30, 2017	[3]	Mar. 31, 2017	[4]	Dec. 31, 2016	[5]	Sep. 30, 2016	[6]	Jun. 30, 2016	[7]	Mar. 31, 2016	[8]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues		$ 718,133		$ 958,531		$ 788,673		$ 519,431		$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 2,984,768	[9]	$ 2,635,983	[9]	$ 3,070,275	[9]
Operating income (loss)																		307,287		138,119		120,506
Interest expense, net																		(62,974)		(58,871)		(50,058)
Other non-operating income (expense), net																		3,865		3,361		(17,830)
Income before provision for income taxes																		248,178		82,609		52,618
Capital expenditures	[10]																	118,811		228,079		102,851
Depreciation and amortization	[11]																	100,702		102,677		118,281
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income (loss)																		527,126		358,786		311,512
Operating Segments [Member] | NCSA [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	246,317		282,686		471,816
Operating income (loss)																		(3,713)		62,525		68,925
Capital expenditures	[10]																	23,014		16,667		13,715
Depreciation and amortization	[11]																	25,931		36,382		55,000
Operating Segments [Member] | EARC [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	19,148		111,694		15,548
Operating income (loss)																		(13,240)		(13,002)		(19,099)
Operating Segments [Member] | MENA [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	2,119,399		1,241,591		1,133,440
Operating income (loss)																		450,928		209,365		144,690
Capital expenditures	[10]																	30,470		18,564		28,328
Depreciation and amortization	[11]																	31,541		26,243		32,656
Operating Segments [Member] | APAC [Member]
Segment Reporting Information [Line Items]
Revenues	[9]																	599,904		1,000,012		1,449,471
Operating income (loss)																		93,151		99,898		116,996
Capital expenditures	[10]																	8,830		190,260		60,220
Depreciation and amortization	[11]																	35,556		31,229		20,184
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	[12]																	(219,839)		(220,667)		(191,006)
Capital expenditures	[10],[13]																	56,497		2,588		588
Depreciation and amortization	[11]																	$ 7,674		$ 8,823		$ 10,441

[1]	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
[2]	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
[3]	Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.
[4]	The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.
[5]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.
[6]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.
[7]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
[8]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.
[9]	Intercompany transactions were not significant during 2017, 2016 and 2015.
[10]	Liabilities associated with assets acquired during 2017, 2016 and 2015 was approximately $8 million as of both December 31, 2017 and 2016 and approximately $11 million as of December 31, 2015.
[11]	Depreciation and amortization expense associated with our marine vessels is included in the respective segments in which the vessels were located as of reporting date.
[12]	Corporate and Other operating results: in 2017 include: $4 million gain on sale of assets; and $9 million in transaction costs associated with our combination with CB&I, see Note 2, Business Combination Agreement with Chicago Bridge & Iron Company N.V. (“CB&I”). in 2016 include: $55 million of impairment charges, see Note 15, Fair Value Measurements, for further discussion; and $11 million of restructuring expenses, see Note 5, Restructuring, for further discussion. in 2015 include: $4 million impairment charge for the DB 101 and $3 million of loss on disposal of that vessel; and $41 million of restructuring expenses, see Note 5, Restructuring, for further discussion.
[13]	Corporate and Other capital expenditures in 2017 include the purchase of the Amazon, a pipelay and construction vessel. Following the purchase, we sold this vessel to an unrelated third party and simultaneously entered into an 11-year bareboat charter agreement. See Note 10, Sale Leaseback.